CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 16,242	$ 15,051
Other financial assets	30,033	25,887
Accounts receivable and other	33,509	30,218
Inventory	8,849	8,458
Assets classified as held for sale	12,780	10,291
Equity accounted investments	79,881	68,310
Investment properties	85,613	103,665
Property, plant and equipment	165,992	153,019
Intangible assets	38,496	36,072
Goodwill	43,355	35,730
Deferred income tax assets	4,221	3,723
Total assets	518,971	490,424
Liabilities and Equity
Corporate Borrowings	14,301	14,232
Accounts payable and other	56,457	55,502
Liabilities associated with assets classified as held for sale	5,891	4,721
Non-recourse borrowings of managed entities	245,311	220,560
Deferred income tax liabilities	27,009	25,267
Subsidiary equity obligations	3,808	4,759
Equity [abstract]
Equity	166,194	165,383
Total liabilities and equity	$ 518,971	490,424
Document Fiscal Year Focus	2025
Non-controlling interests
Equity [abstract]
Equity	$ 118,308	119,406
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,090	4,103
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	4,828	5,017
Common shares | Non-controlling interests
Equity [abstract]
Equity	113,480	114,389
Common shares | Common equity
Equity [abstract]
Equity	$ 43,796	$ 41,874